VictoryShares US Value Momentum ETF Expense Example - VictoryShares US Value Momentum ETF - VictoryShares US Value Momentum ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	$ 302